CONCENTRATIONS	12 Months Ended
Mar. 31, 2024
CONCENTRATIONS
CONCENTRATIONS

NOTE 13 — CONCENTRATIONS

A majority of the Company’s revenue and expense transactions are denominated in RMB and a significant portion of the Company and VIEs’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

As of March 31, 2024 and 2023, $5,258,719 and $4,880,555, respectively, of the Company’s cash was on deposit at financial institutions in the PRC where there currently is no rule or regulation requiring such financial institutions to maintain insurance to cover bank deposits in the event of bank failure. For the years ended March 31, 2024, 2023 and 2022, the Company’s substantial assets were located in the PRC and the Company’s substantial revenues were derived from its subsidiaries and VIEs located in the PRC.

For the years ended March 31, 2024, 2023 and 2022, no single customer accounted for more than 10% of the Company’s total revenue.

As of March 31, 2024, one customer accounted for 14.0% the total accounts receivable balance, respectively. As of March 31, 2023, one customer accounted for 14.1% of the total accounts receivable balance.

For the year ended March 31, 2024, one third party vendor accounted for 12.9% of the Company’s total purchase, respectively. For the year ended March 31, 2023, one third party vendor accounted for 14.1% and one related party vendor accounted for 13.3% of the Company’s total purchase, respectively. For the year ended March 31, 2022, one related party vendor accounted for 14.0% of the Company’s total purchase.

As of March 31, 2024, one vendor accounted for 10.8% of the total accounts payable balance. As of March 31, 2023, one vendor accounted for 28.2% of the total accounts payable balance.